Shareholders' Equity - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2024 Share	Dec. 31, 2024 $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding, beginning of period (in shares) | Share		7,834,500		7,849,000
Weighted average exercise price of share options outstanding, beginning of period (in dollars per share)			$ 2.72	$ 2.53
Number of share options granted (in shares) | Share		1,511,400		1,464,000
Weighted average exercise price of share options granted (in dollars per share)			2.47	$ 2.55
Number of share options exercised (in shares) | Share		(1,372,000)		(1,314,000)
Weighted average exercise price of share options exercised (in dollars per share)			1.72	$ 1.31
Number of share options forfeited (in shares) | Share		(359,000)		(164,500)
Weighted average exercise price of share options forfeited (in dollars per share)			2.94	$ 3.29
Number of share options outstanding, end of period (in shares)	7,614,900	7,614,900		7,834,500
Weighted average exercise price of share options outstanding, end of period (in dollars per share)			$ 2.85	$ 2.72